Consolidated Statements of Cash Flows (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Proceeds from the sale of convertible promissory notes, offering costs	$ 7	$ 5
Proceeds from issuance of common stock and warrants, issuance costs	$ 16	$ 27